Personnel Costs - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Schedule Of Personnel Cost Allocation [Line Items]
Personnel costs	$ 12,648,000	$ 15,154,000
Collective Italian National Labor Agreement
Schedule Of Personnel Cost Allocation [Line Items]
Percentage of employees subject to agreement	30.00%
Agreement expiration date	Dec. 31, 2023
Restricted Stock Units (RSUs)
Schedule Of Personnel Cost Allocation [Line Items]
Personnel costs	$ 996,000
Stock-Based Compensation
Schedule Of Personnel Cost Allocation [Line Items]
Personnel costs		$ 7,400,000